Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (1,173)	$ (1,227)	$ (2,375)	$ (2,648)
Less: Net loss attributable to non-controlling interest	(17)	(54)	(103)	(125)
Net loss attributable to the Company	(1,173)	(1,227)	(2,272)	(2,523)
Adjustments to reconcile net loss to net cash used in operating activities:
Net loss attributable to non-controlling interest			(103)	(125)
Less: Net loss attributable to non-controlling interest	(17)	(54)
SBA Loan forgiveness			(88)	(45)
Net loss attributable to the Company	(1,156)	(1,173)
Non-cash lease expense (Note 8)	(639)	(639)	1,265	1,123
Depreciation and amortization expense	31	39	73	58
Changes in:
Prepaid expenses and other current assets	0	8	12	(12)
Accounts payable and accrued expenses	(99)	198	378	230
Interest payable - related party	35	32	64	64
Non-cash lease expense (Note 8)	639	639	(1,265)	(1,123)
Net cash used in operating activities	(555)	(311)	(671)	(1,230)
Cash flows from investing activities
Software development costs and equipment expenditures			0	(9)
Net cash used in investing activities			0	(9)
Cash flows from financing activities
Interest payable - note payable	12	0
Proceeds from sales of common stock	43	15	77	1,608
Proceeds from SBA Loan	0	88	88	45
Net cash used in operating activities	(555)	(311)	(671)	(1,230)
Payments to subscription payable			0	(454)
Proceeds from note payable	48	270	330	0
Net advances (repayments) against stockholder payable	20	152	185	(18)
Net cash provided by financing activities	517	525	680	1,181
Proceeds from note payable - related party	406	0
Net increase (decrease) in cash and cash equivalents	(38)	214	9	(58)
Cash and cash equivalents, beginning of the year	45	36	36	94
Cash and cash equivalents, end of year	7	250	45	36
Net cash provided by financing activities	517	525	680	1,181
Supplemental disclosures of cash flow information:
Net (decrease) increase in cash and cash equivalents	(38)	214	9	(58)
Interest	0	0	10	0
Income taxes	800	800	1	1
Non-cash investing activities:
Accrual of software developments costs	$ 93	$ 125	$ 220	$ 244